Northern Lights Fund Trust III

HCM Dividend Sector Plus Fund

Incorporated herein by reference is the definitive version of the prospectus for the HCM Dividend Sector Plus Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 27, 2015, (SEC Accession No. 0001580642-15-001424).